Label	Element	Value
FIRST INVESTORS LIFE SERIES FUND FOR INCOME
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	filsf1_SupplementTextBlock
SUPPLEMENT DATED JANUARY 31, 2016

FIRST INVESTORS LIFE SERIES FUNDS

PROSPECTUS

DATED MAY 1, 2015

FIRST INVESTORS LIFE SERIES BALANCED INCOME FUND

PROSPECTUS

DATED NOVEMBER 2, 2015

FIRST INVESTORS TAX EXEMPT FUNDS

PROSPECTUS

DATED MAY 1, 2015

The following changes are made to the First Investors Life Series Funds prospectus:

1.	In the “Funds Summary Section” for the First Investors Life Series Fund For Income, the paragraph headed “Floating Rate Loan Risk” is deleted in its entirety and replaced with the following:

Floating Rate Loan Risk.  The value of any collateral securing a floating rate loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate.  It may take significantly longer than 7 days for investments in floating rate loans to settle, which can adversely affect the ability to timely honor redemptions.  In the event of a default, it may be difficult to collect on any collateral and a floating rate loan can decline significantly in value.  Access to collateral may also be limited by bankruptcy or other insolvency laws.  Although senior loans may be senior to equity and debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.  If a floating rate loan is acquired through an assignment, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. In addition, high yield floating rate loans usually are more credit sensitive.  Floating rate loans may not be considered “securities” for certain purposes of the federal securities laws and purchasers, therefore, may not be entitled to rely on the anti-fraud provisions of the federal securities laws.

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Please retain this Supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	FIRST INVESTORS LIFE SERIES FUND FOR INCOME